Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2020
Derivative financial instruments and hedge accounting
Derivative financial instruments and hedge accounting

23 Derivative financial instruments and hedge accounting

	December 31, 2020			December 31, 2019
	Fair value	Fair value	Level of Fair	Fair value	Fair value	Level of Fair
(€ million)	asset	liability	value	asset	liability	value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	125	127	2	97	43	2
- Interest currency swap	128	2	2	26		2
- Outright	4	7	2	8	5	2
	257	136		131	48
Derivatives on interest rate
- Interest rate swap	23	74	2	13	34	2
	23	74		13	34
Derivatives on commodities
- Future	418	447	1	192	181	1
- Over the counter	89	77	2	89	58	2
- Other	5		2	12		2
	512	524		293	239
	792	734		437	321
Trading derivatives
Derivatives on commodities
- Over the counter	1,167	1,451	2	2,387	1,953	2
- Future	440	525	1	348	313	1
- Options	4	3	2	21	22	2
	1,611	1,979		2,756	2,288
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	209	30	2	1	596	2
- Future	119	8	1	34	148	1
- Options		51	2		2	2
	328	89		35	746
Option embedded in convertible bonds	2	2	2	11	11	2
Gross amount	2,733	2,804		3,239	3,366
Offsetting	(1,033)	(1,033)		(612)	(612)
Net amount	1,700	1,771		2,627	2,754
Of which:
- current	1,548	1,609		2,573	2,704
- non-current	152	162		54	50

Eni is exposed to the market risk, which is the risk that changes in prices of energy commodities, exchange rates and interest rates could reduce the expected cash flows or the fair value of the assets. Eni enters into financial and commodities derivatives traded on organized markets (like MTF and OTF) and into commodities derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) to reduce this risk in relation to the underlying commodities, currencies or interest rates and, to a limited extent, in compliance with internal authorization thresholds, with speculative purposes to profit from expected market trends.

Derivatives fair values were estimated based on market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.

Fair values of non-hedging derivatives related to derivatives that did not meet the formal criteria to be designated as hedges under IFRS.

Fair values of trading derivatives comprised forward sale contracts of natural gas for physical delivery which were not entitled to the own use exemption, as well as derivatives for proprietary trading activities.

Fair value of cash flow hedge derivatives related to commodity hedges were entered by the Global Gas & LNG Portfolio segment. These derivatives were entered into to hedge variability in future cash flows associated with highly probable future trade transactions of gas or electricity or on already contracted trades due to different indexation mechanisms of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives.

The existence of a relationship between the hedged item and the hedging derivative is checked at inception to verify eligibility for hedge accounting by observing the offset in changes of the fair values at both the underlying commodity and the derivative. The hedging relationship is also stress-tested against the level of credit risk of the counterparty in the derivative transaction.

The hedge ratio is defined consistently with the Company's risk management objectives, under a defined risk management strategy.

The hedging relationship is discontinued when it ceases to meet the qualifying criteria and the risk management objectives on the basis of which hedge accounting has initially been applied.

The effects of the measurement at fair value of cash flow hedge derivatives are given in note 25 - Equity. Information on hedged risks and hedging policies is disclosed in note 27 - Guarantees, commitments and risks - Risk factors.

In 2020, the exposure to the exchange rate risk deriving from securities denominated in US dollars included in the strategic liquidity portfolio amounting to €1,335 million was hedged by using, in a fair value hedge relationship, negative exchange differences for €120 million resulting on a portion of bonds denominated in US dollars amounting to €1,546 million.

Options embedded in convertible bonds relate to equity-linked cash settled. More information is disclosed in note 18 - Finance debts.

The offsetting of financial derivatives related to Eni Trading & Shipping.

During 2020, there were no transfers between the different hierarchy levels of fair value.

Hedging derivative instruments are disclosed below:

	December 31, 2020			December 31, 2019
	Nominal	Change in	Change in	Nominal	Change in	Change in
	amount of	fair value	fair value	amount of	fair value	fair value
	the hedging	(effective	(ineffective	the hedging	(effective	(ineffective
(€ million)	instrument	hedge)	hedge)	instrument	hedge)	hedge)

Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	821	(438)		2,179	(1,357)	(2)
- Future	541	158	(1)	1,245	(61)
	1,362	(280)	(1)	3,424	(1,418)	(2)

The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:

	December 31, 2020			December 31, 2019
	Change of the			Change of the
	underlying			underlying
	asset used for			asset used for
	the calculation			the calculation
	of hedging	CFH	Reclassification	of hedging	CFH	Reclassification
(€ million)	ineffectiveness	reserve	adjustments	ineffectiveness	reserve	adjustments

Cash flow hedge derivatives
Commodity price risk
- Planned sales	284	(7)	(941)	1,444	(656)	(739)
	284	(7)	(941)	1,444	(656)	(739)

More information is reported in note 27 — Guarantees, Commitments and Risks — Financial risks.

Effects recognized in other operating profit (loss)

Other operating profit (loss) related to derivative financial instruments on commodity was as follows:

(€ million)	2020	2019	2018
Net income (loss) on cash flow hedging derivatives	(1)	(2)
Net income (loss) on other derivatives	(765)	289	129
	(766)	287	129

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss.

Net income (loss) on other derivatives included the fair value measurement and settlement of commodity derivatives which could not be elected for hedge accounting under IFRS because they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading.

Effects recognized in finance income (loss)

(€ million)	2020	2019	2018
Derivatives on exchange rate	391	9	(329)
Derivatives on interest rate	(40)	(23)	22
	351	(14)	(307)

Net financial income from derivative financial instruments was recognized in connection with the fair value valuation of certain derivatives which lacked the formal criteria to be treated in accordance with hedge accounting under IFRS, as they were entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing formulas of commodities.

More information is disclosed in note 36 - Transactions with related parties.